ADVANCES FROM CUSTOMERS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Advances From Customers
Contract with Customer, Liability, Current	$ 2,613,072		$ 1,555,424
Amount of revenue recognized	$ 1,055,869	$ 65,612